Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000031720
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Variable Fund
Trading Symbol	FEOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$62	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1]
AssetsNet	$ 263,547,407
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	10.37%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$263,547,407 Number of Portfolio Holdings119 Portfolio Turnover Rate10.37%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Not annualized.